Trade and other payables: amounts falling due after more than one year	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other payables: amounts falling due after more than one year
20. Trade and other payables: amounts falling due after more than one year

The following are included in trade and other payables falling due after more than one year:

	2019 1 £m	2018 1 £m
Payments due to vendors (earnout agreements)	100.3	251.7
Liabilities in respect of put option agreements with vendors	128.8	188.6
Fair value of derivatives	21.2	14.2
Other creditors and accruals	199.3	355.5
	449.6	810.0

Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies

The Group considers that the carrying amount of trade and other payables approximates their fair value.

The following tables set out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2019 1 £m	2018 1 £m
Within one year	143.4	149.1
Between one and two years	36.3	140.0
Between two and three years	34.6	36.6
Between three and four years	12.3	44.0
Between four and five years	7.7	17.1
Over five years	9.4	14.0
	243.7	400.8

	2019 £m	2018 £m
At beginning of year	400.8	584.5
Earnouts paid	(130.0)	(120.2)
New acquisitions	9.6	48.6
Revision of estimates taken to goodwill (note 14)	(14. 1)	(67.6)
Revaluation of payments due to vendors	3.8	(50.5)
Transfer to disposal group classified as held for sale	(11.5)	–
Exchange adjustments	(14. 9)	6.0
At end of year	243.7	400.8

Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies

As of 31 December 2019, the potential undiscounted amount of future payments that could be required under the earnout agreements for acquisitions completed in the current year and for all earnout agreements ranges from £nil to £14 million (2018: £nil to £179 million) and £nil to £1,110 million (2018: £nil to £1,960 million), respectively. The decrease in the maximum potential undiscounted amount of future payments for all earnout agreements is due to earnout arrangements that have completed and payments made on active arrangements during the year, disposal related to the Kantar sale and exchange adjustments, partially offset by earnout arrangements related to new acquisitions.